RELATED PARTY TRANSACTIONS - Accounts payable to affiliated corporations (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTIONS
Total payables	$ 54,675	$ 66,534
Ultimate parent and parent corporation
RELATED PARTY TRANSACTIONS
Accounts payable	36,028	51,561
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts payable	$ 18,647	$ 14,973